Financial Risk Management Activities (Tables)	12 Months Ended
Dec. 31, 2018
Disclosure of detailed information about financial instruments [abstract]
Disclosure of Maturity Analysis for Non-derivative Financial Liabilities
The following are the contractual maturities of financial liabilities, including interest payments:

Financial liabilities

	Within one year		Between one and two years		Between two and five years		After five years		Total
2018	$ millions	Effective rate %	$ millions	Effective rate %	$ millions	Effective rate %	$ millions	Effective rate %	$ millions
Trade and other payables	562		—		—		—		562
Gold and oil derivative contracts	9		—		—		—		9
Borrowings	133		836		1,120		663		2,752
- In USD	112	5.8	790	5.8	1,025	6.0	622	6.5	2,549
- AUD in USD equivalent	7	6.8	7	6.8	23	6.8	26	6.8	63
- TZS in USD equivalent	5	12.5	3	12.5	29	12.5	—	—	37
- ZAR in USD equivalent	9	9.0	36	9.0	43	9.7	15	14.7	103
2017
Trade and other payables	615		—		—		—		615
Borrowings	137		343		1,912		695		3,087
- In USD	98	5.4	145	5.4	1,643	5.5	641	6.5	2,527
- AUD in USD equivalent	16	5.1	174	5.1	25	6.8	38	6.8	253
- ZAR in USD equivalent	23	8.9	24	8.9	244	9.1	16	15.5	307
2016
Trade and other payables	596		—		—		—		596
Borrowings	127		287		1,155		1,513		3,082
- In USD	100	5.4	100	5.4	1,023	5.5	1,449	5.5	2,672
- AUD in USD equivalent	16	5.4	89	5.3	119	6.0	43	6.8	267
- ZAR in USD equivalent	11	8.9	98	8.9	13	11.2	21	14.0	143

Disclosure of Credit Risk Exposure
The combined maximum credit risk exposure of the group is as follows:

	US Dollars
Figures in millions	2018	2017	2016

Other investments	59	58	79
Trade and other receivables	41	33	46
Cash restricted for use (note 21)	66	65	55
Cash and cash equivalents (note 22)	329	205	215
Total financial assets	495	361	395

Disclosure of Fair Value of Financial Instruments
The estimated fair value of the group’s other investments and borrowings as at 31 December are as follows:

Type of instrument

	Carrying amount	Fair value	Carrying amount	Fair value	Carrying amount	Fair value
US Dollar millions	2018		2017		2016
Financial assets
Other investments (note 18)	147	147	138	140	130	132
Financial liabilities
Borrowings (note 25)	2,050	2,084	2,268	2,377	2,178	2,203

Disclosure of Fair Value of Assets Measured on a Recurring Basis
Assets measured at fair value on a recurring basis

US Dollar millions	Level 1	Level 2	Level 3	Total
	2018

Equity securities - FVTPL	19	—	—	19
Equity securities - FVTOCI	69	—	—	69

	2017
Equity securities - available-for-sale	80	—	—	80
	2016

Equity securities - available-for-sale	51	—	—	51

Disclosure of Sensitivity Analysis on Other Financial Assets and Liabilities
Sensitivity analysis
Interest rate risk on other financial assets and liabilities (excluding derivatives)
The group also monitors interest rate risk on other financial assets and liabilities.
The following table shows the approximate interest rate sensitivities of other financial assets and liabilities at 31 December (actual changes in the timing and amount of the following variables may differ from the assumed changes below). As the sensitivity is the same (linear) for both increases and decreases in interest rates only absolute numbers are presented.

	Change in interest rate basis points	Change in interest amount in currency millions	Change in interest amount US dollar millions
	2018
Financial assets
USD denominated	100	1	1
AUD denominated	150	1	1
BRL denominated	250	2	1
Financial liabilities
TZS denominated	250	1,680	1
ZAR denominated(1)	150	14	1
USD denominated	100	1	1

	Change in interest rate basis points	Change in interest amount in currency millions	Change in interest amount US dollar millions
	2017
Financial assets
USD denominated	100	1	1
ZAR denominated(1)	150	2	—
Financial liabilities
ZAR denominated(1)	150	41	3
AUD denominated	100	3	2

	Change in interest rate basis points	Change in interest amount in currency millions	Change in interest amount US dollar millions
	2016
Financial liabilities
ZAR denominated(1)	150	18	1
AUD denominated	100	2	1
USD denominated	100	1	1

A change of 100 basis points in financial assets results in less than a $1m change in the interest amount.

(1) This is the only interest rate risk for the company.

Sensitivity analysis (continued)

Foreign exchange risk

Foreign exchange risk arises on financial instruments that are denominated in a foreign currency.

The following table discloses the approximate foreign exchange risk sensitivities of borrowings at 31 December (actual changes in the timing and amount of the following variables may differ from the assumed changes below).

	Change in exchange rate	Change in borrowings total	Change in exchange rate	Change in borrowings total	Change in exchange rate	Change in borrowings total
		US$ Million		US$ Million		US$ Million
	2018		2017		2016
Borrowings
ZAR denominated (R/$)	Spot (+R1.50)	(7)	Spot (+R1.50)	(26)	Spot (+R1.50)	(10)
TZS denominated (TZS/$)	Spot (+TZS250)	(3)
AUD denominated (AUD/$)	Spot (+AUD0.1)	(3)	Spot (+AUD0.1)	(16)	Spot (+AUD0.1)	(15)
ZAR denominated (R/$)	Spot (-R1.50)	9	Spot (-R1.50)	33	Spot (-R1.50)	13
TZS denominated (TZS/$)	Spot (-TZS250)	4
AUD denominated (AUD/$)	Spot (-AUD0.1)	4	Spot (-AUD0.1)	19	Spot (-AUD0.1)	18